Shareholders' equity, net (Details 2) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		$ 28,420	$ 28,135	$ 15,021
Dividends 2018 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		22,860
Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		7,621
Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		15,239
Dividends 2017 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	$ 22,099
Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	14,479
Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	7,620
Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners				7,621
Ordinary shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		$ 8,269
Dividends paid, ordinary shares per share		$ 0.03
Ordinary shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		$ 16,538
Dividends paid, ordinary shares per share		$ 0.06
Ordinary shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	15,711
Dividends paid, ordinary shares per share			$ 0.056
Ordinary shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	8,269
Dividends paid, ordinary shares per share			$ 0.030
Ordinary shares [member] | Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners				$ 8,269
Dividends paid, ordinary shares per share				$ 0.03
Treasury shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		$ (648)
Treasury shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners		$ (1,299)
Treasury shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	(1,232)
Treasury shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners	$ (649)
Treasury shares [member] | Dividends 2016 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners				$ (648)